UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-3956
RIVERSOURCE STRATEGY SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 03/31
Date of reporting period: 06/30

Portfolio of Investments
RiverSource Equity Value Fund
June 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (96.3%)

Issuer	Shares		Value(a)
Aerospace & Defense (3.0%)
Boeing	95,622	(d)	$4,063,935
Honeywell Intl	171,626		5,389,056
United Technologies	143,618		7,462,392
Total			16,915,383

Air Freight & Logistics (1.2%)
United Parcel Service Cl B	135,129		6,755,099

Airlines (0.9%)
AMR	231,111	(b,d)	929,066
Continental Airlines Cl B	105,554	(b,d)	935,208
Delta Air Lines	321,271	(b,d)	1,860,159
UAL	133,599	(b,d)	426,181
US Airways Group	358,757	(b,d)	871,780
Total			5,022,394

Capital Markets (2.6%)
Bank of New York Mellon	144,034		4,221,637
Goldman Sachs Group	53,117		7,831,570
Morgan Stanley	89,312		2,546,285
Total			14,599,492

Chemicals (5.1%)
Air Products & Chemicals	125,776		8,123,872
Dow Chemical	436,609	(d)	7,046,869
EI du Pont de Nemours & Co	419,120	(d)	10,737,854
Praxair	40,410		2,871,939
Total			28,780,534

Commercial Banks (0.2%)
US Bancorp	65,160		1,167,667

Commercial Services & Supplies (0.8%)
Waste Management	164,443	(d)	4,630,715

Communications Equipment (1.1%)
Cisco Systems	343,936	(b)	6,410,967

Computers & Peripherals (4.8%)
Hewlett-Packard	533,806	(d)	20,631,602
IBM	66,014	(d)	6,893,182
Total			27,524,784

Construction & Engineering (0.2%)
Insituform Technologies Cl A	56,698	(b)	962,165

Consumer Finance (0.1%)
SLM	74,632	(b)	766,471

Issuer	Shares		Value(a)
Diversified Financial Services (5.2%)
Bank of America	1,274,858		16,828,126
CIT Group	1,138,325	(d)	2,447,399
JPMorgan Chase & Co	294,630		10,049,829
Total			29,325,354

Diversified Telecommunication Services (4.3%)
AT&T	442,685		10,996,296
Deutsche Telekom ADR	331,079	(c)	3,906,732
FairPoint Communications	5,285	(d)	3,171
Verizon Communications	314,752		9,672,329
Total			24,578,528

Electrical Equipment (0.8%)
ABB ADR	295,145	(c,d)	4,657,388

Electronic Equipment, Instruments & Components (0.3%)
Tyco Electronics	76,994	(c,d)	1,431,318

Energy Equipment & Services (5.9%)
Baker Hughes	123,955		4,516,920
Halliburton	235,292		4,870,544
Schlumberger	90,680		4,906,695
Transocean	193,549	(b,c)	14,378,755
Weatherford Intl	240,987	(b,c)	4,713,706
Total			33,386,620

Food & Staples Retailing (3.2%)
CVS Caremark	130,432		4,156,868
Wal-Mart Stores	284,655		13,788,688
Total			17,945,556

Health Care Equipment & Supplies (1.2%)
Covidien	81,459	(c)	3,049,825
Medtronic	105,185		3,669,905
Total			6,719,730

Health Care Providers & Services (0.7%)
Cardinal Health	44,926		1,372,489
UnitedHealth Group	111,898		2,795,212
Total			4,167,701

Hotels, Restaurants & Leisure (1.1%)
Carnival Unit	237,076		6,109,449

Household Durables (0.3%)
Centex	29,348		248,284
DR Horton	49,929	(d)	467,335
KB Home	33,093	(d)	452,712
Pulte Homes	60,828	(d)	537,112
Total			1,705,443

Industrial Conglomerates (0.8%)
Tyco Intl	164,098	(c)	4,263,266

Insurance (6.9%)
ACE	163,606	(c)	7,236,293
Allstate	45,066		1,099,610
Chubb	47,928		1,911,369
Everest Re Group	99,696	(c)	7,135,243

Issuer	Shares		Value(a)
Lincoln Natl	38,824		668,161
Loews	52,091		1,427,293
Marsh & McLennan Companies	151,066		3,040,959
Travelers Companies	145,178		5,958,105
XL Capital Cl A	966,569	(c)	11,076,881
Total			39,553,914

Life Sciences Tools & Services (0.8%)
Thermo Fisher Scientific	106,854	(b)	4,356,438

Machinery (4.9%)
Caterpillar	217,587	(d)	7,189,074
Deere & Co	32,205	(d)	1,286,590
Eaton	124,789		5,566,837
Illinois Tool Works	247,774		9,251,881
Ingersoll-Rand	93,131	(c,d)	1,946,438
Parker Hannifin	66,479		2,855,938
Total			28,096,758

Metals & Mining (2.5%)
Alcoa	335,298	(d)	3,463,628
Freeport-McMoRan Copper & Gold	68,496		3,432,335
Nucor	123,803		5,500,567
Rio Tinto ADR	4,117	(c)	674,653
Vale ADR	31,954	(c)	563,349
Xstrata	54,916	(c)	596,769
Total			14,231,301

Multiline Retail (1.4%)
Kohl’s	52,416	(b)	2,240,784
Macy’s	152,483		1,793,200
Target	93,421	(d)	3,687,327
Total			7,721,311

Multi-Utilities (0.8%)
Dominion Resources	127,960		4,276,423

Oil, Gas & Consumable Fuels (13.2%)
Anadarko Petroleum	134,794	(d)	6,118,300
Apache	69,041		4,981,308
BP ADR	247,624	(c,d)	11,806,712
Chevron	281,994		18,682,102
ConocoPhillips	309,888		13,033,889
Devon Energy	58,958		3,213,211
EnCana	53,683	(c)	2,655,698
Exxon Mobil	92,465		6,464,228
Petroleo Brasileiro ADR	132,794	(c)	5,441,898
Spectra Energy	56,704		959,432
Ultra Petroleum	38,467	(b)	1,500,213
Valero Energy	50,228		848,351
Total			75,705,342

Paper & Forest Products (0.8%)
Weyerhaeuser	152,428	(d)	4,638,384

Pharmaceuticals (6.9%)
Abbott Laboratories	136,128		6,403,461
Bristol-Myers Squibb	342,235		6,950,793
Johnson & Johnson	108,164		6,143,715
Merck & Co	226,698	(d)	6,338,476
Pfizer	302,524	(d)	4,537,860

Issuer	Shares		Value(a)
Schering-Plough	221,468		5,563,276
Wyeth	89,786		4,075,387
Total			40,012,968

Road & Rail (0.2%)
CSX	37,480		1,297,932

Semiconductors & Semiconductor Equipment (4.5%)
Intel	1,258,004		20,819,966
Taiwan Semiconductor Mfg ADR	478,464	(c,d)	4,502,346
Total			25,322,312

Software (3.7%)
Microsoft	315,165		7,491,472
Oracle	390,757		8,370,015
Symantec	347,843	(b)	5,412,437
Total			21,273,924

Specialty Retail (1.8%)
Best Buy	63,440	(d)	2,124,606
Home Depot	222,235		5,251,413
Staples	135,460		2,732,228
Total			10,108,247

Tobacco (4.1%)
Lorillard	276,583		18,744,030
Philip Morris Intl	100,800		4,396,896
Total			23,140,926
Total Common Stocks (Cost: $631,876,336)			$547,562,204
Bonds (3.2%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Banking (2.5%)
Goldman Sachs Group Absolute Trigger Mandatory Exchangeable Nts 12-28-09	—%	$14,000,000	(f)	$14,110,327
Wirelines (0.7%)
Qwest Communications Intl Cv Sr Unsecured 11-15-25	3.50	4,037,000		3,969,304
Total Bonds (Cost: $18,037,000)				$18,079,631
Money Market Fund (0.4%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.30%	2,026,349	(e)	$2,026,349
Total Money Market Fund (Cost: $2,026,349)			$2,026,349

Investments of Cash Collateral Received for Securities on Loan (12.1%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	68,917,547	$68,917,547
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $68,917,547)		$68,917,547

Total Investments in Securities (Cost: $720,857,232)(g)		$636,585,731

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated March 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At June 30, 2009, the value of foreign securities represented 15.8% of net assets.

(d)	At June 30, 2009, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2009.

(f)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2009, was $14,110,327 representing 2.5% of net assets. Information concerning such security holdings at June 30, 2009, is as follows:

	Acquisition
Security	dates	Cost

Goldman Sachs Group —% Absolute Trigger Mandatory Exchangeable Nts 2009	05-18-09	$14,000,000

(g)	At June 30, 2009, the cost of securities for federal income tax purposes was approximately $720,857,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$51,115,000
Unrealized depreciation	(135,386,000)

Net unrealized depreciation	$(84,271,000)

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 1 to the financial statements — Valuation of securities in the most recent Annual report dated March 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

	Fair value at June 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Equity Securities
Common Stocks
Capital Markets	$14,599,492	$—	$—	$14,599,492
Other	532,962,712 (a)	—		532,962,712

Total Equity Securities	547,562,204	—	—	547,562,204

Bonds
Corporate Debt Securities	—	18,079,631	—	18,079,631

Total Bonds	—	18,079,631	—	18,079,631

Other
Affiliated Money Market Fund	2,026,349 (b)	—	—	2,026,349
Investments of Cash Collateral Received for Securities on Loan	68,917,547	—	—	68,917,547

Total Other	70,943,896	—	—	70,943,896

Total	$618,506,100	$18,079,631	$—	$636,585,731

(a) All industry classifications are identified in the Portfolio of Investments.
(b) Money Market Fund that is a sweep investment for cash balances in the Fund at June 30, 2009.

Portfolio of Investments
RiverSource Small Cap Advantage Fund
June 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (100.2%)

Issuer	Shares		Value(a)
Aerospace & Defense (2.7%)
Cubic	115,000		$4,115,850

Airlines (4.9%)
Continental Airlines Cl B	400,000	(b,d)	3,544,000
Delta Air Lines	650,000	(b)	3,763,500
Total			7,307,500

Beverages (3.0%)
Central European Distribution	170,000	(b)	4,516,900

Chemicals (1.6%)
Minerals Technologies	65,000		2,341,300

Commercial Services & Supplies (4.5%)
Brink’s	135,000		3,919,050
Waste Connections	110,000	(b,d)	2,850,100
Total			6,769,150

Communications Equipment (3.2%)
F5 Networks	140,000	(b,d)	4,842,600

Construction & Engineering (2.6%)
Shaw Group	140,000	(b)	3,837,400

Containers & Packaging (2.8%)
Owens-Illinois	150,000	(b,d)	4,201,500

Diversified Consumer Services (2.8%)
Sotheby’s	300,000	(d)	4,233,000

Electrical Equipment (10.0%)
Belden	195,000	(d)	3,256,500
EnerSys	290,000	(b)	5,275,100
SunPower Cl B	99,000	(b,d)	2,371,050
Thomas & Betts	140,000	(b)	4,040,400
Total			14,943,050

Energy Equipment & Services (4.1%)
Exterran Holdings	145,000	(b,d)	2,325,800
TETRA Technologies	480,000	(b,d)	3,820,800
Total			6,146,600

Food Products (3.2%)
Smithfield Foods	350,000	(b,d)	4,889,500

Health Care Equipment & Supplies (0.9%)
Analogic	35,900	(d)	1,326,505

Issuer	Shares		Value(a)
Health Care Providers & Services (3.7%)
WellCare Health Plans	300,000	(b)	5,547,000

Health Care Technology (2.3%)
Eclipsys	190,000	(b,d)	3,378,200

Hotels, Restaurants & Leisure (5.7%)
Penn Natl Gaming	140,000	(b)	4,075,400
Texas Roadhouse Cl A	410,000	(b)	4,473,100
Total			8,548,500

Insurance (13.6%)
Aspen Insurance Holdings	170,000	(c)	3,797,800
Endurance Specialty Holdings	110,000	(c)	3,223,000
Hanover Insurance Group	95,000		3,620,450
Infinity Property & Casualty	85,000		3,099,100
Lincoln Natl	235,000		4,044,350
WR Berkley	130,000		2,791,100
Total			20,575,800

IT Services (2.3%)
CACI Intl Cl A	80,000	(b,d)	3,416,800

Machinery (1.9%)
Mueller Inds	135,000		2,808,000

Multiline Retail (2.6%)
Fred’s Cl A	315,000	(d)	3,969,000

Personal Products (4.0%)
Herbalife	190,000	(c)	5,992,600

Professional Services (2.0%)
School Specialty	150,000	(b,d)	3,031,500

Semiconductors & Semiconductor Equipment (10.6%)
Cypress Semiconductor	600,000	(b,d)	5,520,000
ON Semiconductor	920,000	(b,d)	6,311,200
Varian Semiconductor Equipment Associates	172,000	(b,d)	4,126,280
Total			15,957,480

Software (5.0%)
Lawson Software	600,000	(b,d)	3,348,000
Quest Software	295,000	(b)	4,112,300
Total			7,460,300

Transportation Infrastructure (0.2%)
Aegean Marine Petroleum Network	15,300	(c)	231,030

Total Common Stocks
(Cost: $117,876,133)			$150,387,065
Money Market Fund (0.1%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.30%	141,233	(e)	$141,233

Total Money Market Fund
(Cost: $141,233)			$141,233

Investments of Cash Collateral Received for Securities on Loan (23.9%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	35,921,477	$35,921,477

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $35,921,477)		$35,921,477

Total Investments in Securities
(Cost: $153,938,843)(f)		$186,449,775

Notes to Portfolio of Investments
(a) Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated March 31, 2009.
(b) Non-income producing.
(c) Foreign security values are stated in U.S. dollars. At June 30, 2009, the value of foreign securities represented 8.8% of net assets.
(d) At June 30, 2009, security was partially or fully on loan.
(e) Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2009.
(f) At June 30, 2009, the cost of securities for federal income tax purposes was approximately $153,939,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$39,260,000
Unrealized depreciation	(6,749,000)

Net unrealized appreciation	$32,511,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Statement of Financial Accounting Standards No.157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
     Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
     Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
     Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of NYSE or require adjustment, as described in Note 1 to the financial statements — Valuation of securities in the most recent Annual report dated March 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices, or the inability to find more than a single broker or dealer that provides a quote for the investment. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

	Fair value at June 30, 2009
	Level 1		Level 2
	quoted prices		other	Level 3
	in active		significant	significant
	markets for		observable	unobservable
Description	identical assets		inputs	inputs	Total
Equity Securities
Common Stocks	$150,387,065	(a)	$—	$—	$150,387,065
Other
Affiliated Money Market Fund	141,233	(b)	—	—	141,233
Investments of Cash Collateral Received for Securities on Loan	35,921,477		—	—	35,921,477

Total Other	36,062,710		—	—	36,062,710

Total	$186,449,775		$—	$—	$186,449,775

(a)  All industry classifications are identified in the Portfolio of Investments.
(b)  Money market fund that is a sweep investment for cash balance in the Fund at June 30, 2009.

Portfolio of Investments
RiverSource Partners Small Cap Growth Fund
June 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.8%)

Issuer	Shares		Value(a)
Aerospace & Defense (1.4%)
Applied Signal Technology	27,152		$692,647
Cubic	7,405		265,025
DigitalGlobe	7,300	(b)	140,160
Ducommun	6,210	(d)	116,686
DynCorp Intl Cl A	8,824	(b)	148,155
Total			1,362,673

Air Freight & Logistics (0.5%)
Hub Group Cl A	22,560	(b)	465,638

Airlines (0.2%)
Allegiant Travel	930	(b,d)	36,865
Copa Holdings Cl A	4,670	(c,d)	190,630
Total			227,495

Auto Components (0.6%)
ArvinMeritor	29,840		130,998
Wonder Auto Technology	46,414	(b,c)	470,173
Total			601,171

Biotechnology (3.6%)
Acorda Therapeutics	16,160	(b)	455,551
Alexion Pharmaceuticals	7,580	(b)	311,690
Alkermes	24,810	(b,d)	268,444
Allos Therapeutics	20,700	(b)	171,603
Array BioPharma	23,700	(b,d)	74,418
Cougar Biotechnology	8,470	(b,d)	363,871
Emergent BioSolutions	7,162	(b,d)	102,631
Genomic Health	10,800	(b)	187,164
Halozyme Therapeutics	27,600	(b,d)	192,372
Isis Pharmaceuticals	12,100	(b)	199,650
Medivation	6,800	(b,d)	152,388
OSI Pharmaceuticals	2,980	(b)	84,125
Regeneron Pharmaceuticals	10,900	(b)	195,328
Savient Pharmaceuticals	6,060	(b)	83,992
Seattle Genetics	19,000	(b,d)	184,680
United Therapeutics	4,330	(b,d)	360,819
Total			3,388,726

Building Products (0.2%)
Aaon	1,898		37,808
Ameron Intl	2,236		149,902
Total			187,710

Capital Markets (0.6%)
GLG Partners	24,850	(d)	101,637
Piper Jaffray Companies	5,940	(b)	259,399
Stifel Financial	4,290	(b)	206,306
Total			567,342

Issuer	Shares		Value(a)
Chemicals (0.8%)
Ashland	6,250		175,313
NewMarket	4,965		334,293
Scotts Miracle-Gro Cl A	6,900		241,845
Total			751,451

Commercial Banks (0.3%)
Bank of the Ozarks	6,870	(d)	148,598
Western Alliance Bancorp	21,230	(b,d)	145,213
Total			293,811

Commercial Services & Supplies (2.3%)
APAC Customer Services	32,760	(b)	168,059
Clean Harbors	6,500	(b)	350,935
EnergySolutions	29,100		267,720
EnerNOC	968	(b)	20,977
GEO Group	13,410	(b)	249,158
GeoEye	6,600	(b,d)	155,496
Healthcare Services Group	15,413	(d)	275,584
Mobile Mini	11,410	(b,d)	167,385
Tetra Tech	19,372	(b)	555,007
Total			2,210,321

Communications Equipment (4.3%)
Acme Packet	30,462	(b)	308,275
ADTRAN	6,420		137,837
Anaren	6,805	(b)	120,312
ARRIS Group	24,735	(b)	300,778
BigBand Networks	40,202	(b)	207,844
Blue Coat Systems	17,900	(b)	296,066
DG FastChannel	10,695	(b,d)	195,719
F5 Networks	22,650	(b)	783,463
Palm	20,880	(b,d)	345,982
Riverbed Technology	28,693	(b,d)	665,391
Starent Networks	30,995	(b)	756,588
Total			4,118,255

Computers & Peripherals (2.3%)
3PAR	11,820	(b,d)	146,568
Compellent Technologies	30,615	(b,d)	466,879
Data Domain	17,410	(b)	580,623
Presstek	48,520	(b)	67,443
STEC	19,572	(b,d)	453,875
Synaptics	12,901	(b,d)	498,623
Total			2,214,011

Construction & Engineering (1.3%)
EMCOR Group	22,400	(b)	450,688
Layne Christensen	8,046	(b,d)	164,541
Orion Marine Group	33,047	(b)	627,893
Total			1,243,122

Construction Materials (0.1%)
Headwaters	20,053	(b,d)	67,378

Consumer Finance (0.4%)
EZCORP Cl A	9,857	(b)	106,258

Issuer	Shares		Value(a)
First Cash Financial Services	11,034	(b,d)	193,316
World Acceptance	4,670	(b,d)	92,980
Total			392,554

Containers & Packaging (1.2%)
Bway Holding	22,575	(b)	395,740
Greif Cl A	3,610		159,634
Rock-Tenn Cl A	12,552		478,984
Temple-Inland	6,860	(d)	90,003
Total			1,124,361

Distributors (0.4%)
LKQ	21,700	(b,d)	356,965

Diversified Consumer Services (2.2%)
American Public Education	7,581	(b,d)	300,283
Brink’s Home Security Holdings	4,893	(b)	138,521
Capella Education	8,063	(b,d)	483,377
Career Education	3,316	(b)	82,535
Corinthian Colleges	35,749	(b,d)	605,231
Grand Canyon Education	5,042	(b,d)	84,605
K12	11,653	(b,d)	251,122
Lincoln Educational Services	7,865	(b,d)	164,614
Total			2,110,288

Diversified Financial Services (0.7%)
Life Partners Holdings	9,347	(d)	132,540
MSCI Cl A	7,480	(b)	182,811
Portfolio Recovery Associates	7,636	(b,d)	295,743
Total			611,094

Diversified Telecommunication Services (1.3%)
Cincinnati Bell	443	(b)	1,258
Neutral Tandem	27,261	(b)	804,745
NTELOS Holdings	13,441		247,583
Premiere Global Services	7,500	(b)	81,300
tw telecom	10,310	(b,d)	105,884
Total			1,240,770

Electric Utilities (0.1%)
ITC Holdings	2,910		131,998

Electrical Equipment (2.1%)
American Superconductor	13,103	(b,d)	343,954
A-Power Energy Generation Systems	18,223	(b,c,d)	145,420
EnerSys	26,600	(b)	483,854
FuelCell Energy	56,468	(b,d)	236,036
Powell Inds	2,534	(b,d)	93,935
Thomas & Betts	10,600	(b)	305,916
Woodward Governor	15,800		312,840
Yingli Green Energy Holding ADR	6,800	(b,c,d)	92,140
Total			2,014,095

Electronic Equipment, Instruments & Components (1.3%)
Comverge	18,789	(b)	227,347
LeCroy	34,486	(b,d)	129,323
Multi-Fineline Electronix	1,114	(b)	23,840
OSI Systems	12,111	(b,d)	252,514
Plexus	11,830	(b)	242,042
Tech Data	12,100	(b,d)	395,790
Total			1,270,856

Issuer	Shares		Value(a)
Energy Equipment & Services (1.1%)
Core Laboratories	2,870	(c,d)	250,121
Dril-Quip	10,000	(b)	381,000
Helix Energy Solutions Group	24,200	(b)	263,054
Key Energy Services	27,960	(b)	161,189
Total			1,055,364

Food & Staples Retailing (0.6%)
Casey’s General Stores	13,172		338,388
United Natural Foods	8,450	(b)	221,813
Total			560,201

Food Products (1.4%)
Calavo Growers	14,743	(d)	292,354
Darling Intl	16,769	(b,d)	110,675
Diamond Foods	1,145		31,946
Green Mountain Coffee Roasters	7,770	(b,d)	459,361
Lancaster Colony	7,136		314,484
Lance	4,090		94,602
Total			1,303,422

Health Care Equipment & Supplies (6.2%)
Align Technology	12,890	(b,d)	136,634
American Medical Systems Holdings	22,138	(b)	349,780
Cantel Medical	6,017	(b,d)	97,656
Cooper Companies	4,330		107,081
CryoLife	24,946	(b)	138,201
Cyberonics	23,871	(b)	396,975
Greatbatch	11,131	(b)	251,672
Haemonetics	8,680	(b,d)	494,760
Immucor	8,810	(b)	121,226
Integra LifeSciences Holdings	12,000	(b,d)	318,120
Medical Action Inds	1,872	(b,d)	21,434
Neogen	12,078	(b,d)	350,020
NuVasive	11,117	(b,d)	495,819
ResMed	7,100	(b)	289,183
Sirona Dental Systems	1,952	(b)	39,020
Somanetics	12,178	(b,d)	201,059
STERIS	9,830	(d)	256,366
Synovis Life Technologies	4,158	(b)	86,362
Thoratec	28,226	(b,d)	755,893
Volcano	17,444	(b,d)	243,867
West Pharmaceutical Services	8,570	(d)	298,665
Wright Medical Group	25,348	(b,d)	412,158
Total			5,861,951

Health Care Providers & Services (6.3%)
Air Methods	2,461	(b,d)	67,333
Amedisys	1,748	(b,d)	57,719
AMERIGROUP	18,731	(b)	502,927
Bio-Reference Laboratories	4,367	(b)	138,041
BioScrip	84,362	(b)	499,423
CardioNet	5,140	(b,d)	83,885
Chemed	4,313		170,277
Emergency Medical Services Cl A	12,422	(b)	457,378
Genoptix	10,628	(b,d)	339,990

Issuer	Shares		Value(a)
Gentiva Health Services	18,045	(b)	297,021
HealthSouth	12,990	(b,d)	187,576
HMS Holdings	19,564	(b,d)	796,647
LHC Group	23,844	(b,d)	529,575
MEDNAX	4,700	(b)	198,011
MWI Veterinary Supply	176	(b,d)	6,135
Owens & Minor	4,840		212,089
PharMerica	5,491	(b,d)	107,788
Psychiatric Solutions	16,520	(b,d)	375,665
RehabCare Group	20,200	(b)	483,386
Sun Healthcare Group	6,905	(b)	58,278
Tenet Healthcare	59,190	(b)	166,916
VCA Antech	8,600	(b,d)	229,620
Virtual Radiologic	1,521	(b,d)	13,735
Total			5,979,415

Health Care Technology (2.2%)
Computer Programs & Systems	5,795	(d)	222,006
Eclipsys	10,129	(b)	180,094
MedAssets	31,570	(b,d)	614,036
Medidat Solutions	3,500	(b)	57,330
Merge Healthcare	23,064	(d)	99,175
Phase Forward	26,200	(b,d)	395,882
SXC Health Solutions	3,930	(b,c)	99,901
Transcend Services	24,536	(b)	388,896
Total			2,057,320

Hotels, Restaurants & Leisure (5.0%)
Ameristar Casinos	9,038		171,993
BJ’s Restaurants	10,455	(b,d)	176,376
Buffalo Wild Wings	239	(b,d)	7,772
California Pizza Kitchen	22,377	(b,d)	297,390
Carrols Restaurant Group	6,454	(b)	42,984
CEC Entertainment	4,618	(b)	136,139
Cheesecake Factory	11,105	(b,d)	192,117
Chipotle Mexican Grill Cl B	3,557	(b)	248,243
Cracker Barrel Old Country Store	10,912	(d)	304,445
Domino’s Pizza	28,492	(b)	213,405
Life Time Fitness	10,140	(b,d)	202,901
Orient-Express Hotels Series A	24,950	(c,d)	211,826
Panera Bread Cl A	5,900	(b,d)	294,174
Papa John’s Intl	7,128	(b)	176,703
PF Chang’s China Bistro	7,846	(b,d)	251,543
Scientific Games Cl A	14,210	(b)	224,092
Texas Roadhouse Cl A	92,042	(b)	1,004,177
WMS Inds	18,805	(b)	592,546
Total			4,748,826

Household Durables (1.0%)
Helen of Troy	14,932	(b,c,d)	250,708
Ryland Group	25,050		419,838
Tupperware Brands	9,381		244,094
Total			914,640

Insurance (0.6%)
AmTrust Financial Services	5,979		68,161
Delphi Financial Group Cl A	10,196		198,108
PMA Capital Cl A	33,737	(b)	153,503
ProAssurance	3,090	(b,d)	142,789
Total			562,561

Issuer	Shares		Value(a)
Internet & Catalog Retail (0.2%)
PetMed Express	12,682	(b,d)	190,610

Internet Software & Services (4.5%)
Art Technology Group	70,323	(b)	267,227
AsiaInfo Holdings	51,402	(b,c,d)	884,629
comScore	7,760	(b)	103,363
Digital River	4,150	(b)	150,728
GSI Commerce	23,013	(b,d)	327,935
j2 Global Communications	11,131	(b)	251,115
MercadoLibre	7,510	(b,c,d)	201,869
NIC	48,255		326,686
Omniture	17,450	(b,d)	219,172
Rackspace Hosting	1,285	(b)	17,810
S1	45,943	(b)	317,007
SkillSoft ADR	41,052	(b,c)	320,206
ValueClick	6,840	(b)	71,957
VistaPrint	14,199	(b,c)	605,587
Vocus	11,050	(b,d)	218,348
Total			4,283,639

IT Services (2.8%)
Acxiom	15,316		135,240
CACI Intl Cl A	4,398	(b)	187,839
CSG Systems Intl	14,960	(b)	198,070
CyberSource	31,470	(b,d)	481,492
Global Cash Access Holdings	29,171	(b,d)	232,201
iGATE	26,200		173,444
NCI Cl A	8,200	(b,d)	249,444
Online Resources	1,854	(b)	11,569
RightNow Technologies	26,160	(b,d)	308,688
Syntel	11,909	(d)	374,419
Wright Express	12,011	(b)	305,920
Total			2,658,326

Life Sciences Tools & Services (2.4%)
Bruker	48,720	(b,d)	451,147
ICON ADR	12,900	(b,c,d)	278,382
Illumina	12,696	(b,d)	494,382
Kendle Intl	18,033	(b)	220,724
Nektar Therapeutics	21,900	(b)	141,912
PAREXEL Intl	32,050	(b)	460,879
Varian	5,493	(b,d)	216,589
Total			2,264,015

Machinery (2.7%)
American Railcar Inds	7,889		65,163
Badger Meter	8,219		336,979
Bucyrus Intl	21,889		625,150
CIRCOR Intl	7,572		178,775
ESCO Technologies	13,110	(b,d)	587,328
Force Protection	11,738	(b)	103,764
Kaydon	6,555	(d)	213,431
Nordson	8,561		330,968
Titan Intl	13,500	(d)	100,845
Total			2,542,403

Issuer	Shares		Value(a)
Media (0.9%)
Cinemark Holdings	18,040		204,213
Dolan Media	14,347	(b,d)	183,498
Harte-Hanks	4,126	(d)	38,166
Natl CineMedia	22,400		308,223
Outdoor Channel Holdings	20,753	(b,d)	122,443
Valassis Communications	5,837	(b)	35,664
Total			892,207

Metals & Mining (0.9%)
Century Aluminum	14,310	(b,d)	89,151
Compass Minerals Intl	3,720	(d)	204,265
Schnitzer Steel Inds Cl A	3,160		167,038
Steel Dynamics	16,800		247,465
Thompson Creek Metals	18,020	(b,c,d)	184,164
Total			892,083

Multiline Retail (0.6%)
99 Cents Only Stores	33,019	(b,d)	448,398
Saks	29,370	(b,d)	130,109
Total			578,507

Oil, Gas & Consumable Fuels (2.0%)
Arena Resources	18,520	(b)	589,862
Bill Barrett	5,980	(b)	164,211
Concho Resources	790	(b)	22,665
GMX Resources	9,797	(b)	104,240
Goodrich Petroleum	15,860	(b,d)	389,997
Massey Energy	7,960		155,538
Whiting Petroleum	10,700	(b)	376,212
World Fuel Services	2,637	(d)	108,724
Total			1,911,449

Paper & Forest Products (0.1%)
Wausau Paper	9,301	(d)	62,503

Personal Products (0.8%)
Chattem	9,270	(b,d)	631,287
Nu Skin Enterprises Cl A	5,698		87,179
Total			718,466

Pharmaceuticals (1.5%)
Auxilium Pharmaceuticals	15,880	(b,d)	498,314
Matrixx Initiatives	17,678	(b,d)	98,820
Myriad Pharmaceuticals	530	(b)	2,465
Noven Pharmaceuticals	25,324	(b)	362,133
Par Pharmaceutical Companies	14,139	(b)	214,206
Perrigo	4,290		119,176
XenoPort	6,370	(b)	147,593
Total			1,442,707

Professional Services (0.5%)
Duff & Phelps Cl A	8,640	(d)	153,619
Kforce	18,210	(b)	150,597
VSE	7,177	(d)	187,750
Total			491,966

Issuer	Shares		Value(a)
Real Estate Investment Trusts (REITs) (0.8%)
BioMed Realty Trust	11,600	(d)	118,668
Tanger Factory Outlet Centers	4,350		141,071
Ventas	15,500	(d)	462,830
Total			722,569

Real Estate Management & Development (0.1%)
E-House China Holdings	8,430	(b,c,d)	130,159

Road & Rail (0.7%)
Genesee & Wyoming Cl A	6,180	(b)	163,832
Landstar System	14,100		506,330
Marten Transport	1,402	(b)	29,106
Total			699,268

Semiconductors & Semiconductor Equipment (5.9%)
Advanced Analogic Technologies	31,117	(b)	142,827
Amtech Systems	23,395	(b)	113,466
Applied Micro Circuits	12,399	(b,d)	100,804
Atheros Communications	28,650	(b,d)	551,226
Cirrus Logic	33,248	(b)	149,616
Cymer	5,130	(b)	152,515
Diodes	12,110	(b,d)	189,400
Fairchild Semiconductor Intl	38,610	(b)	269,884
Hittite Microwave	11,300	(b)	392,675
Monolithic Power Systems	2,453	(b,d)	54,972
NetLogic Microsystems	9,998	(b)	364,527
NVE	6,934	(b,d)	336,992
PMC-Sierra	75,567	(b)	601,513
Power Integrations	16,363	(d)	389,276
Semtech	22,854	(b,d)	363,607
Skyworks Solutions	42,259	(b,d)	413,293
Teradyne	47,030	(b,d)	322,626
Ultratech	13,840	(b)	170,370
Varian Semiconductor Equipment Associates	10,500	(b)	251,895
Verigy	19,240	(b,c)	234,151
Volterra Semiconductor	776	(b)	10,197
Total			5,575,832

Software (8.6%)
ACI Worldwide	18,319	(b)	255,733
Actuate	4,989	(b)	23,847
Advent Software	11,141	(b,d)	365,313
ArcSight	42,484	(b,d)	754,942
Ariba	17,650	(b,d)	173,676
Blackboard	9,726	(b,d)	280,692
ClickSoftware	31,959	(b,c)	210,929
Concur Technologies	8,273	(b,d)	257,125
EPIQ Systems	14,455	(b,d)	221,884
FactSet Research Systems	7,050	(d)	351,584
Interactive Intelligence	31,874	(b)	390,775
Kenexa	12,670	(b)	146,592
Macrovision Solutions	17,000	(b,d)	370,770
MICROS Systems	9,369	(b)	237,223
Net 1 UEPS Technologies	12,870	(b,c)	174,903
NetScout Systems	22,941	(b,d)	215,187
NetSuite	13,587	(b,d)	160,462
NICE Systems ADR	28,081	(b,c)	647,830
Nuance Communications	31,700	(b,d)	383,253
Pegasystems	13,231		349,034
PLATO Learning	12,837	(b,d)	51,348
Quality Systems	2,120	(d)	120,755
Rosetta Stone	3,610	(b,d)	99,058

Issuer	Shares		Value(a)
SolarWinds	3,570	(b)	58,869
Sourcefire	26,655	(b,d)	330,255
SuccessFactors	6,749	(b)	61,956
Sybase	5,680	(b)	178,011
Synchronoss Technologies	25,221	(b)	309,462
TeleCommunication Systems Cl A	8,599	(b)	61,139
TiVo	14,110	(b,d)	147,873
Tyler Technologies	5,435	(b)	84,895
Ultimate Software Group	24,011	(b,d)	582,027
Total			8,057,402

Specialty Retail (5.7%)
Aaron Rents	11,105	(d)	331,151
Aeropostale	12,510	(b,d)	428,718
Barnes & Noble	2,206		45,510
Big 5 Sporting Goods	13,518		149,509
Buckle	14,211	(d)	451,483
Cato Cl A	16,836	(d)	293,620
Chico’s FAS	69,579	(b,d)	677,003
Children’s Place Retail Stores	23,547	(b,d)	622,346
Citi Trends	13,169	(b)	340,814
Coldwater Creek	15,460	(b)	93,688
Collective Brands	11,080	(b)	161,436
Dress Barn	14,368	(b,d)	205,462
Gymboree	9,566	(b)	339,402
hhgregg	12,194	(b,d)	184,861
Hibbett Sports	7,568	(b,d)	136,224
J Crew Group	16,737	(b,d)	452,234
Jos A Bank Clothiers	4,713	(b)	162,410
Monro Muffler Brake	2,601	(d)	66,872
Pep Boys — Manny, Moe & Jack	7,466		75,705
Ulta Salon Cosmetics & Fragrance	18,741	(b)	208,400
Total			5,426,848

Textiles, Apparel & Luxury Goods (3.5%)
Carter’s	14,321	(b)	352,440
Deckers Outdoor	2,590	(b)	181,999
FGX Intl Holdings	15,357	(b,c,d)	174,763
Fossil	11,984	(b)	288,575
Iconix Brand Group	35,257	(b)	542,253
Maidenform Brands	2,089	(b)	23,961
Phillips-Van Heusen	16,500		473,385
Steven Madden	17,838	(b)	453,977
Timberland Cl A	9,005	(b)	119,496
True Religion Apparel	10,070	(b,d)	224,561
Warnaco Group	15,196	(b,d)	492,350
Total			3,327,760

Trading Companies & Distributors (0.8%)
Beacon Roofing Supply	22,391	(b)	323,774
DXP Enterprises	16,844	(b)	193,201
Watsco	4,440		217,249
Total			734,224

Wireless Telecommunication Services (0.2%)
Leap Wireless Intl	2,480	(b,d)	81,666
Syniverse Holdings	8,528	(b)	136,704
Total			218,370
Total Common Stocks
(Cost: $90,452,849)			$93,817,098

Other (—%)

Issuer	Shares		Value(a)
Communications Equipment
Lantronix Warrants	2,188	(b,e,f)	$93
Total Other (Cost: $0)			$93
Money Market Fund (0.8%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.30%	722,576	(g)	$722,576
Total Money Market Fund (Cost: $722,576)			$722,576
Investments of Cash Collateral Received for Securities on Loan (24.9%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	23,638,632	$23,638,632
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $23,638,632)		$23,638,632

Total Investments in Securities (Cost: $114,814,057)(h)		$118,178,399

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated March 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At June 30, 2009, the value of foreign securities represented 6.1% of net assets.

(d)	At June 30, 2009, security was partially or fully on loan.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2009, was $93 representing less than 0.01% of net assets. Information concerning such security holdings at June 30, 2009, is as follows:

Acquisition
Security	dates	Cost

Lantronix Warrants	04-18-08	$—

(f)	Security valued by management at fair value according to procedures approved, in good faith, by the Board.

(g)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2009.

(h)	At June 30, 2009, the cost of securities for federal income tax purposes was approximately $114,814,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$11,984,000
Unrealized depreciation	(8,620,000)

Net unrealized appreciation	$3,364,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described in Note 1 to the financial statements – Valuation of securities in the most recent Annual report dated March 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

	Fair value at June 30, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks	$93,817,098 (a)	$—	$—	$93,817,098
Other
Communications Equipment	—	93	—	93

Total Equity Securities	93,817,098	93	—	93,817,191

Other
Affiliated Money Market Fund	722,576 (b)	—	—	722,576
Investments of Cash Collateral Received for Securities on Loan	23,638,632	—	—	23,638,632

Total Other	24,361,208	—	—	24,361,208

Total	$118,178,306	$93	$—	$118,178,399

(a)	All industry classifications are identified in the Portfolio of Investments.
(b)	Money Market Fund that is a sweep investment for cash balances in the Fund at June 30, 2009.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Strategy Series, Inc.

By	/s/ Patrick T. Bannigan

Patrick T. Bannigan
President and Principal Executive Officer

Date	August 28, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan

Patrick T. Bannigan
President and Principal Executive Officer

Date	August 28, 2009

By	/s/ Jeffrey P. Fox

Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	August 28, 2009